SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative liabilities	$ 572,021	$ 2,215,204	$ 1,278,926	$ 342,530
Carrying Value | Fair Value Measurements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative liabilities	572,021	2,215,204	1,278,926
Level 1 | Fair Value | Fair Value Measurements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative liabilities	0	0	0
Level 2 | Fair Value | Fair Value Measurements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative liabilities	0	0	0
Level 3 | Fair Value | Fair Value Measurements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative liabilities	$ 572,021	$ 2,215,204	$ 1,278,926